Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000162693
Shareholder Report [Line Items]
Fund Name	SPDR S&P 500 Fossil Fuel Reserves Free ETF
Trading Symbol	SPYX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P 500 Fossil Fuel Reserves Free ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
AssetsNet	$ 2,053,615,298
Holdings Count | Holding	492
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,053,615,298 Number of Portfolio Holdings492 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	11.8%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.8%
Financial Services	4.4%
Broadline Retail	4.3%
Banks	3.5%
Capital Markets	3.2%
Pharmaceuticals	3.2%
Automobiles	2.5%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.8%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.7%

C000019028
Shareholder Report [Line Items]
Fund Name	SPDR Global Dow ETF
Trading Symbol	DGT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Global Dow ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Global Dow ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 248,244,850
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$248,244,850 Number of Portfolio Holdings160 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Countries

Country	%
United States	56.3%
Japan	10.3%
Germany	4.5%
France	4.2%
United Kingdom	3.6%
China	3.0%
Switzerland	1.9%
Australia	1.8%
Spain	1.8%
India	1.8%

Top Ten Holdings

Holdings	%
Tesla, Inc.	1.2%
Carnival Corp.	1.0%
Broadcom, Inc.	0.9%
Wells Fargo & Co.	0.9%
Salesforce, Inc.	0.9%
Netflix, Inc.	0.9%
Booking Holdings, Inc.	0.9%
Walt Disney Co.	0.8%
Mizuho Financial Group, Inc.	0.8%
Industrial & Commercial Bank of China Ltd., Class H	0.8%

C000019031
Shareholder Report [Line Items]
Fund Name	SPDR S&P Capital Markets ETF
Trading Symbol	KCE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Capital Markets ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Capital Markets ETF	$20	0.35%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%
AssetsNet	$ 544,036,430
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$544,036,430 Number of Portfolio Holdings63 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Industry

Industry	%
Asset Management & Custody Banks	45.1%
Investment Banking & Brokerage	32.2%
Financial Exchanges & Data	22.5%

Top Ten Holdings

Holdings	%
Tradeweb Markets, Inc., Class A	1.8%
Moelis & Co., Class A	1.8%
CME Group, Inc.	1.8%
State Street Corp.	1.8%
BGC Group, Inc., Class A	1.8%
Victory Capital Holdings, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.8%
Morgan Stanley	1.8%
Robinhood Markets, Inc., Class A	1.8%
FactSet Research Systems, Inc.	1.8%

C000019032
Shareholder Report [Line Items]
Fund Name	SPDR S&P Insurance ETF
Trading Symbol	KIE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Insurance ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Insurance ETF	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 994,614,762
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$994,614,762 Number of Portfolio Holdings55 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Industry

Industry	%
Property & Casualty Insurance	52.3%
Life & Health Insurance	23.0%
Insurance Brokers	15.1%
Reinsurance	7.6%
Multi-line Insurance	1.9%

Top Ten Holdings

Holdings	%
Globe Life, Inc.	2.1%
MetLife, Inc.	2.0%
Reinsurance Group of America, Inc.	2.0%
Erie Indemnity Co., Class A	2.0%
Willis Towers Watson PLC	2.0%
Unum Group	1.9%
Arthur J Gallagher & Co.	1.9%
Everest Group Ltd.	1.9%
Chubb Ltd.	1.9%
Loews Corp.	1.9%

C000019033
Shareholder Report [Line Items]
Fund Name	SPDR NYSE Technology ETF
Trading Symbol	XNTK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR NYSE Technology ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR NYSE Technology ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 859,258,725
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$859,258,725 Number of Portfolio Holdings36 Portfolio Turnover Rate17%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	34.2%
Software	28.0%
Broadline Retail	8.7%
Interactive Media & Services	5.8%
IT Services	5.7%
Communications Equipment	3.0%
Technology Hardware, Storage & Peripherals	3.0%
Ground Transportation	3.0%
Entertainment	2.9%
Hotels, Restaurants & Leisure	2.9%

Top Ten Holdings

Holdings	%
Broadcom, Inc.	3.1%
Cisco Systems, Inc.	3.0%
Apple, Inc.	3.0%
Uber Technologies, Inc.	3.0%
NVIDIA Corp.	3.0%
AppLovin Corp., Class A	3.0%
Alphabet, Inc., Class A	3.0%
Palantir Technologies, Inc., Class A	3.0%
Intel Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%

C000033546
Shareholder Report [Line Items]
Fund Name	SPDR S&P Health Care Equipment ETF
Trading Symbol	XHE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Health Care Equipment ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Equipment ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 212,863,987
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$212,863,987 Number of Portfolio Holdings67 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Industry

Industry	%
Health Care Equipment	76.4%
Health Care Supplies	23.5%

Top Ten Holdings

Holdings	%
QuidelOrtho Corp.	2.0%
Glaukos Corp.	2.0%
Tandem Diabetes Care, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Edwards Lifesciences Corp.	1.9%
iRhythm Technologies, Inc.	1.9%
Globus Medical, Inc., Class A	1.9%
Abbott Laboratories	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Boston Scientific Corp.	1.8%

C000033547
Shareholder Report [Line Items]
Fund Name	SPDR S&P Health Care Services ETF
Trading Symbol	XHS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Health Care Services ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Services ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 70,416,146
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$70,416,146 Number of Portfolio Holdings62 Portfolio Turnover Rate25%
Holdings [Text Block]

Top Industry

Industry	%
Health Care Services	46.8%
Health Care Facilities	22.2%
Managed Health Care	18.3%
Health Care Distributors	12.6%

Top Ten Holdings

Holdings	%
Progyny, Inc.	2.3%
Centene Corp.	2.2%
Amedisys, Inc.	2.2%
GeneDx Holdings Corp.	2.1%
Addus HomeCare Corp.	2.1%
Clover Health Investments Corp.	2.1%
Surgery Partners, Inc.	2.1%
Cardinal Health, Inc.	2.1%
Labcorp Holdings, Inc.	2.0%
Acadia Healthcare Co., Inc.	2.0%

C000033549
Shareholder Report [Line Items]
Fund Name	SPDR S&P Metals & Mining ETF
Trading Symbol	XME
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Metals & Mining ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Metals & Mining ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,529,347,941
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,529,347,941 Number of Portfolio Holdings38 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Industry

Industry	%
Steel	51.8%
Coal & Consumable Fuels	13.9%
Gold	12.2%
Aluminum	7.4%
Silver	5.0%
Diversified Metals & Mining	4.8%
Copper	4.8%

Top Ten Holdings

Holdings	%
U.S. Steel Corp.	5.2%
ATI, Inc.	5.2%
Alcoa Corp.	5.1%
Carpenter Technology Corp.	5.0%
Freeport-McMoRan, Inc.	4.8%
Newmont Corp.	4.7%
Reliance, Inc.	4.7%
Steel Dynamics, Inc.	4.6%
Nucor Corp.	4.5%
CONSOL Energy, Inc.	4.5%

C000033550
Shareholder Report [Line Items]
Fund Name	SPDR S&P Oil & Gas Equipment & Services ETF
Trading Symbol	XES
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Oil & Gas Equipment & Services ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Equipment & Services ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 206,317,906
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$206,317,906 Number of Portfolio Holdings33 Portfolio Turnover Rate17%
Holdings [Text Block]

Top Industry

Industry	%
Oil & Gas Equipment & Services	75.0%
Oil & Gas Drilling	24.9%

Top Ten Holdings

Holdings	%
Tidewater, Inc.	5.4%
Patterson-UTI Energy, Inc.	5.1%
Liberty Energy, Inc.	5.1%
Baker Hughes Co.	4.7%
Valaris Ltd.	4.7%
Noble Corp. PLC	4.7%
NOV, Inc.	4.6%
TechnipFMC PLC	4.5%
Halliburton Co.	4.5%
Helmerich & Payne, Inc.	4.5%

C000033537
Shareholder Report [Line Items]
Fund Name	SPDR S&P Pharmaceuticals ETF
Trading Symbol	XPH
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Pharmaceuticals ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Pharmaceuticals ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 163,577,465
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$163,577,465 Number of Portfolio Holdings47 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Industry

Industry	%
Pharmaceuticals	99.7%

Top Ten Holdings

Holdings	%
Tarsus Pharmaceuticals, Inc.	3.9%
Pfizer, Inc.	3.9%
Jazz Pharmaceuticals PLC	3.7%
Royalty Pharma PLC, Class A	3.7%
Bristol-Myers Squibb Co.	3.7%
Merck & Co., Inc.	3.7%
Intra-Cellular Therapies, Inc.	3.6%
Johnson & Johnson	3.6%
Viatris, Inc.	3.6%
Eli Lilly & Co.	3.6%

C000033538
Shareholder Report [Line Items]
Fund Name	SPDR S&P Retail ETF
Trading Symbol	XRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Retail ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Retail ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 322,446,985
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$322,446,985 Number of Portfolio Holdings82 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Industry

Industry	%
Apparel Retail	22.8%
Other Specialty Retail	21.4%
Automotive Retail	21.3%
Broadline Retail	10.8%
Food Retail	9.9%
Consumer Staples Merchandise Retail	9.4%
Computer & Electronics Retail	2.9%
Drug Retail	1.3%

Top Ten Holdings

Holdings	%
Abercrombie & Fitch Co., Class A	1.5%
GameStop Corp., Class A	1.5%
Albertsons Cos., Inc., Class A	1.5%
Urban Outfitters, Inc.	1.5%
Academy Sports & Outdoors, Inc.	1.5%
Nordstrom, Inc.	1.5%
Dollar Tree, Inc.	1.5%
Boot Barn Holdings, Inc.	1.5%
Advance Auto Parts, Inc.	1.5%
Dick's Sporting Goods, Inc.	1.4%

C000027708
Shareholder Report [Line Items]
Fund Name	SPDR S&P Semiconductor ETF
Trading Symbol	XSD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Semiconductor ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Semiconductor ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,385,902,690
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,385,902,690 Number of Portfolio Holdings43 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Industry

Industry	%
Semiconductors	100.0%

Top Ten Holdings

Holdings	%
Broadcom, Inc.	4.0%
Astera Labs, Inc.	3.4%
Qorvo, Inc.	3.2%
Intel Corp.	3.1%
Allegro MicroSystems, Inc.	3.1%
Marvell Technology, Inc.	3.1%
Skyworks Solutions, Inc.	3.1%
Analog Devices, Inc.	3.1%
Texas Instruments, Inc.	3.1%
Credo Technology Group Holding Ltd.	3.0%

C000033545
Shareholder Report [Line Items]
Fund Name	SPDR S&P Software & Services ETF
Trading Symbol	XSW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Software & Services ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Software & Services ETF	$20	0.35%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%
AssetsNet	$ 491,551,474
Holdings Count | Holding	149
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$491,551,474 Number of Portfolio Holdings149 Portfolio Turnover Rate27%
Holdings [Text Block]

Top Industry

Industry	%
Application Software	69.2%
Systems Software	20.7%
IT Consulting & Other Services	7.3%
Interactive Home Entertainment	2.7%

Top Ten Holdings

Holdings	%
D-Wave Quantum, Inc.	1.5%
SoundHound AI, Inc., Class A	1.1%
Grid Dynamics Holdings, Inc.	0.9%
Klaviyo, Inc., Class A	0.8%
Workiva, Inc.	0.8%
Palantir Technologies, Inc., Class A	0.8%
Weave Communications, Inc.	0.8%
Altair Engineering, Inc., Class A	0.8%
Mitek Systems, Inc.	0.8%
HashiCorp, Inc., Class A	0.8%

C000033539
Shareholder Report [Line Items]
Fund Name	SPDR S&P Telecom ETF
Trading Symbol	XTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Telecom ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Telecom ETF	$21	0.35%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.35%
AssetsNet	$ 144,408,392
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$144,408,392 Number of Portfolio Holdings41 Portfolio Turnover Rate25%
Holdings [Text Block]

Top Industry

Industry	%
Communications Equipment	54.4%
Alternative Carriers	21.8%
Integrated Telecommunication Services	13.5%
Wireless Telecommunication Services	10.2%

Top Ten Holdings

Holdings	%
Ciena Corp.	5.0%
Applied Optoelectronics, Inc.	4.5%
Arista Networks, Inc.	4.4%
Cisco Systems, Inc.	4.3%
Frontier Communications Parent, Inc.	4.3%
Juniper Networks, Inc.	4.3%
Cogent Communications Holdings, Inc.	4.3%
AT&T, Inc.	4.2%
F5, Inc.	4.2%
Motorola Solutions, Inc.	4.2%

C000033540
Shareholder Report [Line Items]
Fund Name	SPDR S&P Transportation ETF
Trading Symbol	XTN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Transportation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Transportation ETF	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 208,776,812
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$208,776,812 Number of Portfolio Holdings47 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Industry

Industry	%
Cargo Ground Transportation	29.7%
Airlines	27.4%
Air Freight & Logistics	18.6%
Railroads	9.4%
Passenger Ground Transportation	8.5%
Marine	6.3%

Top Ten Holdings

Holdings	%
Allegiant Travel Co.	3.0%
JetBlue Airways Corp.	2.9%
Joby Aviation, Inc.	2.8%
Alaska Air Group, Inc.	2.8%
Southwest Airlines Co.	2.8%
FedEx Corp.	2.8%
American Airlines Group, Inc.	2.8%
Uber Technologies, Inc.	2.7%
United Airlines Holdings, Inc.	2.7%
United Parcel Service, Inc., Class B	2.7%

C000152674
Shareholder Report [Line Items]
Fund Name	SPDR MSCI USA StrategicFactors℠ ETF
Trading Symbol	QUS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI USA StrategicFactors℠ ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA StrategicFactors℠ ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,398,755,533
Holdings Count | Holding	593
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,398,755,533 Number of Portfolio Holdings593 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Industry

Industry	%
Software	8.5%
Pharmaceuticals	5.9%
Financial Services	5.3%
Semiconductors & Semiconductor Equipment	5.3%
Interactive Media & Services	5.1%
Insurance	4.8%
Health Care Providers & Services	4.2%
Technology Hardware, Storage & Peripherals	3.9%
Oil, Gas & Consumable Fuels	3.5%
Banks	3.5%

Top Ten Holdings

Holdings	%
Apple, Inc.	3.5%
Microsoft Corp.	3.2%
Meta Platforms, Inc., Class A	2.2%
Eli Lilly & Co.	2.0%
NVIDIA Corp.	2.0%
Visa, Inc., Class A	1.9%
UnitedHealth Group, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Procter & Gamble Co.	1.6%
Alphabet, Inc., Class A	1.5%

C000078463
Shareholder Report [Line Items]
Fund Name	SPDR ICE Preferred Securities ETF
Trading Symbol	PSK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR ICE Preferred Securities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR ICE Preferred Securities ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 890,296,987
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$890,296,987 Number of Portfolio Holdings156 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Industry

Industry	%
Banks	37.6%
Insurance	26.9%
Electric	14.3%
Diversified Financial Services	10.5%
Real Estate Investment Trusts	4.7%
Auto Manufacturers	2.9%
Telecommunications	1.9%
Gas	0.4%
Sovereign	0.3%

Top Ten Holdings

Holdings	%
Citigroup Capital XIII, 11.22%, due 10/30/40	3.9%
AT&T, Inc., 5.35%, due 11/01/66	1.9%
Wells Fargo & Co., 4.75%, due 03/15/25	1.7%
Capital One Financial Corp., 5.00%, due 03/01/25	1.7%
Allstate Corp., 5.10%, due 04/15/25	1.5%
Duke Energy Corp., 5.75%, due 01/30/25	1.4%
Capital One Financial Corp., 4.80%, due 06/01/25	1.3%
U.S. Bancorp, 5.52%, due 01/30/25	1.3%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%
MetLife, Inc., 4.75%, due 03/15/25	1.2%

C000162275
Shareholder Report [Line Items]
Fund Name	SPDR FactSet Innovative Technology ETF
Trading Symbol	XITK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR FactSet Innovative Technology ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FactSet Innovative Technology ETF	$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
AssetsNet	$ 95,763,446
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$95,763,446 Number of Portfolio Holdings102 Portfolio Turnover Rate53%
Holdings [Text Block]

Top Ten Industry

Industry	%
Software	43.2%
Professional Services	10.0%
IT Services	9.1%
Semiconductors & Semiconductor Equipment	5.8%
Health Care Technology	5.0%
Entertainment	5.0%
Interactive Media & Services	4.9%
Financial Services	2.8%
Diversified Consumer Services	2.1%
Communications Equipment	2.1%

Top Ten Holdings

Holdings	%
Hesai Group	1.3%
ACV Auctions, Inc., Class A	1.1%
CyberArk Software Ltd.	1.1%
Workiva, Inc.	1.1%
Udemy, Inc.	1.1%
Doximity, Inc., Class A	1.1%
Vertex, Inc., Class A	1.1%
Couchbase, Inc.	1.1%
Rapid7, Inc.	1.1%
HashiCorp, Inc., Class A	1.1%

C000166946
Shareholder Report [Line Items]
Fund Name	SPDR MSCI USA Gender Diversity ETF
Trading Symbol	SHE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI USA Gender Diversity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Gender Diversity ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 249,006,753
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$249,006,753 Number of Portfolio Holdings244 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Ten Industry

Industry	%
Software	12.1%
Banks	6.3%
IT Services	5.5%
Hotels, Restaurants & Leisure	5.3%
Technology Hardware, Storage & Peripherals	5.1%
Interactive Media & Services	4.8%
Communications Equipment	4.3%
Semiconductors & Semiconductor Equipment	4.2%
Specialty Retail	4.2%
Pharmaceuticals	4.1%

Top Ten Holdings

Holdings	%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.7%
Microsoft Corp.	4.6%
Accenture PLC, Class A	4.4%
Cisco Systems, Inc.	4.3%
NVIDIA Corp.	4.3%
Intuit, Inc.	3.4%
JPMorgan Chase & Co.	2.8%
Eli Lilly & Co.	2.4%
Netflix, Inc.	2.0%

C000219610
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Emerging Markets USD Bond ETF
Trading Symbol	EMHC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets USD Bond ETF	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 286,294,411
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$286,294,411 Number of Portfolio Holdings466 Portfolio Turnover Rate34%
Holdings [Text Block]

Top Ten Countries

Country	%
Argentina	5.2%
Turkey	5.0%
United Arab Emirates	5.0%
Saudi Arabia	5.0%
Indonesia	4.9%
Mexico	4.9%
Qatar	4.9%
Chile	4.3%
Colombia	4.2%
Brazil	4.2%

Top Ten Holdings

Holdings	%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.5%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.4%
Argentina Government International Bonds, 5.00%, due 01/09/38	0.9%
Qatar Government International Bonds, 5.10%, due 04/23/48	0.8%
Qatar Government International Bonds, 4.82%, due 03/14/49	0.8%
Ecuador Government International Bonds, 5.50%, due 07/31/35	0.7%
Qatar Government International Bonds, 4.00%, due 03/14/29	0.7%
Argentina Republic Government International Bonds, 1.00%, due 07/09/29	0.7%
QatarEnergy, 2.25%, due 07/12/31	0.6%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	0.6%

C000222017
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg 3-12 Month T-Bill ETF
Trading Symbol	BILS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 3-12 Month T-Bill ETF	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,257,622,295
Holdings Count | Holding	26
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,257,622,295 Number of Portfolio Holdings26
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	99.7%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.31%, due 05/15/25	7.2%
U.S. Treasury Bills, 4.20%, due 06/12/25	7.0%
U.S. Treasury Bills, 4.27%, due 04/17/25	7.0%
U.S. Treasury Bills, 4.26%, due 05/08/25	4.4%
U.S. Treasury Bills, 4.31%, due 05/22/25	4.4%
U.S. Treasury Bills, 4.34%, due 05/29/25	4.4%
U.S. Treasury Bills, 4.31%, due 06/05/25	4.4%
U.S. Treasury Bills, 4.16%, due 06/20/25	4.4%
U.S. Treasury Bills, 4.14%, due 06/26/25	4.3%
U.S. Treasury Bills, 4.24%, due 04/03/25	4.2%

C000047963
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg 1-3 Month T-Bill ETF
Trading Symbol	BIL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-3 Month T-Bill ETF	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 36,113,945,978
Holdings Count | Holding	25
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$36,113,945,978 Number of Portfolio Holdings25
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	99.5%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.43%, due 02/06/25	9.3%
U.S. Treasury Bills, 4.43%, due 02/13/25	9.0%
U.S. Treasury Bills, 4.80%, due 03/20/25	8.2%
U.S. Treasury Bills, 4.77%, due 02/20/25	8.1%
U.S. Treasury Bills, 4.26%, due 03/27/25	6.6%
U.S. Treasury Bills, 4.42%, due 02/27/25	6.2%
U.S. Treasury Bills, 4.39%, due 03/06/25	6.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	6.2%
U.S. Treasury Bills, 4.43%, due 02/11/25	6.1%
U.S. Treasury Bills, 4.42%, due 02/18/25	5.9%

C000126354
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg 1-10 Year TIPS ETF
Trading Symbol	TIPX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg 1-10 Year TIPS ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-10 Year TIPS ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,377,244,133
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,377,244,133 Number of Portfolio Holdings34 Portfolio Turnover Rate9%
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
1 to 2 Years	15.6%
2 to 3 Years	14.3%
3 to 5 Years	34.5%
5 to 10 Years	35.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.5%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/26	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/27	3.3%

C000066456
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Convertible Securities ETF
Trading Symbol	CWB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Convertible Securities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Convertible Securities ETF	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 4,332,812,274
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$4,332,812,274 Number of Portfolio Holdings300 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Security Type

Asset	%
Convertible Bonds	62.2%
Corporate Bonds & Notes	25.1%
Convertible Preferred Stocks	6.6%
Preferred Stocks	5.3%
Short-Term Investments	3.3%
Convertible Foreign Bonds	0.5%

Top Ten Holdings

Holdings	%
Boeing Co., 6.00%, due 10/15/27	2.6%
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	2.0%
Wells Fargo & Co., Class A, 7.50%, due 12/31/49	1.8%
Bank of America Corp., 7.25%, due 12/31/49	1.4%
Apollo Global Management, Inc., 6.75%, due 07/31/26	0.9%
MicroStrategy, Inc., 0.00%, due 12/01/29	0.9%
Palo Alto Networks, Inc., 0.38%, due 06/01/25	0.9%
PG&E Corp., 4.25%, due 12/01/27	0.9%
Carnival Corp., 5.75%, due 12/01/27	0.9%
Ford Motor Co., 0.00%, due 03/15/26	0.8%

C000047970
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Bloomberg Municipal Bond ETF
Trading Symbol	TFI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Nuveen Bloomberg Municipal Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg Municipal Bond ETF	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 3,693,778,001
Holdings Count | Holding	1,404
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,693,778,001 Number of Portfolio Holdings1,404 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Ten States

State	%
New York	20.3%
California	17.9%
Texas	13.2%
Washington	4.7%
Massachusetts	3.6%
Florida	2.7%
Maryland	2.6%
Connecticut	2.5%
District of Columbia	2.0%
Pennsylvania	2.0%

Top Ten Holdings

Holdings	%
University of California Revenue, CA, 5.00%, due 05/15/29	1.0%
City of New York, NY, 5.00%, due 08/01/29	0.6%
New York City Municipal Water Finance Authority, NY, 5.00%, due 06/15/35	0.6%
City of New York, General Obligation, NY, 5.00%, due 08/01/31	0.6%
City of New York, General Obligation, NY, 5.00%, due 08/01/30	0.5%
University of California Revenue, CA, 5.00%, due 05/15/43	0.5%
State of California, General Obligation, CA, 4.00%, due 03/01/36	0.4%
Commonwealth of Massachusetts, General Obligation, MA, 5.25%, due 10/01/47	0.4%
State of Washington, General Obligation, WA, 5.00%, due 08/01/44	0.4%
Salt River Project Agricultural Improvement & Power District Revenue, AZ, 5.00%, due 01/01/31	0.4%

C000047964
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Trading Symbol	SHM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,579,214,314
Holdings Count | Holding	801
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,579,214,314 Number of Portfolio Holdings801 Portfolio Turnover Rate15%
Holdings [Text Block]

Top Ten States

State	%
California	20.3%
New York	17.9%
Texas	10.8%
Washington	5.2%
Connecticut	4.2%
Maryland	3.5%
Massachusetts	2.5%
Florida	2.3%
Virginia	2.2%
Minnesota	2.1%

Top Ten Holdings

Holdings	%
State of California, General Obligation, CA, 5.00%, due 09/01/28	1.4%
City of New York, General Obligation, NY, 5.00%, due 08/01/27	1.3%
State of California, General Obligation, CA, 5.00%, due 10/01/27	1.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/27	0.8%
Triborough Bridge & Tunnel Authority Revenue, NY, 4.00%, due 05/15/27	0.8%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 11/15/28	0.7%
New York City Municipal Water Finance Authority Revenue, NY, 5.00%, due 06/15/26	0.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/28	0.7%
Connecticut State Health & Educational Facilities Authority Revenue, CT, 2.80%, due 07/01/48	0.7%
City of Dallas, General Obligation, TX, 5.00%, due 02/15/28	0.6%

C000088522
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Trading Symbol	HYMB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,820,482,745
Holdings Count | Holding	1,868
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,820,482,745 Number of Portfolio Holdings1,868 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten States

State	%
California	12.6%
Puerto Rico	10.9%
New York	8.7%
Illinois	7.2%
Florida	6.6%
Texas	4.3%
Ohio	4.3%
Wisconsin	4.1%
Pennsylvania	3.6%
Colorado	3.4%

Top Ten Holdings

Holdings	%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 5.00%, due 07/01/58	2.1%
Buckeye Tobacco Settlement Financing Authority Revenue, OH, Class 2, 5.00%, due 06/01/55	1.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.78%, due 07/01/58	1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.75%, due 07/01/53	1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.33%, due 07/01/40	0.8%
Commonwealth of Puerto Rico, General Obligation, PR, 4.00%, due 07/01/41	0.7%
Commonwealth of Puerto Rico, General Obligation, PR, 4.00%, due 07/01/46	0.6%
New York Liberty Development Corp. Revenue, NY, Class 1-3, 5.00%, due 11/15/44	0.5%
Metropolitan Pier & Exposition Authority Revenue, IL, 4.00%, due 12/15/42	0.5%
Matching Fund Special Purpose Securitization Corp. Revenue, VI, 5.00%, due 10/01/39	0.5%

C000055013
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg High Yield Bond ETF
Trading Symbol	JNK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg High Yield Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg High Yield Bond ETF	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 7,683,889,756
Holdings Count | Holding	1,161
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$7,683,889,756 Number of Portfolio Holdings1,161 Portfolio Turnover Rate20%
Holdings [Text Block]

Top Ten Industry

Industry	%
Media	7.7%
Oil & Gas	6.2%
Pipelines	5.5%
Telecommunications	5.3%
Diversified Financial Services	5.1%
Commercial Services	5.0%
Retail	4.4%
Health Care Services	4.4%
Real Estate Investment Trusts	3.3%
Software	3.1%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.6%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
Medline Borrower LP, 3.88%, due 04/01/29	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.4%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.4%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%
HUB International Ltd., 7.25%, due 06/15/30	0.3%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 02/15/28	0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.3%

C000111386
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Short Term High Yield Bond ETF
Trading Symbol	SJNK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Short Term High Yield Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term High Yield Bond ETF	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 4,714,056,553
Holdings Count | Holding	1,087
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$4,714,056,553 Number of Portfolio Holdings1,087 Portfolio Turnover Rate26%
Holdings [Text Block]

Top Ten Industry

Industry	%
Media	8.1%
Pipelines	4.9%
Telecommunications	4.8%
Commercial Services	4.8%
Oil & Gas	4.7%
Retail	4.5%
Real Estate Investment Trusts	4.5%
Diversified Financial Services	4.3%
Software	3.5%
Health Care Services	3.3%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.6%
Medline Borrower LP, 3.88%, due 04/01/29	0.6%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.6%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.5%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.4%
Altice France SA, 8.13%, due 02/01/27	0.4%
TransDigm, Inc., 6.38%, due 03/01/29	0.4%
Carnival Corp., 5.75%, due 03/01/27	0.4%

C000107256
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Investment Grade Floating Rate ETF
Trading Symbol	FLRN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Investment Grade Floating Rate ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 2,441,326,393
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,441,326,393 Number of Portfolio Holdings380 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	46.9%
Foreign Government Obligations	26.3%
Auto Manufacturers	8.0%
Insurance	5.3%
Multi-National	4.0%
Diversified Financial Services	1.9%
Machinery-Diversified	1.6%
Machinery, Construction & Mining	1.2%
Electric	0.9%
Health Care Services	0.7%

Top Security Type

Asset	%
Corporate Bonds & Notes	72.3%
Foreign Government Obligations	26.3%
Short-Term Investments	3.7%

C000234530
Shareholder Report [Line Items]
Fund Name	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Trading Symbol	LQIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 46,888,452
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$46,888,452 Number of Portfolio Holdings402 Portfolio Turnover Rate31%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	27.8%
Pharmaceuticals	8.4%
Telecommunications	7.4%
Pipelines	4.9%
Oil & Gas	4.8%
Beverages	4.1%
Retail	3.7%
Aerospace/Defense	3.7%
Software	3.6%
Auto Manufacturers	3.5%

Top Ten Holdings

Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.9%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.7%
CVS Health Corp., 5.05%, due 03/25/48	0.7%
Wells Fargo & Co., 5.39%, due 04/24/34	0.6%
Bank of America Corp., 3.42%, due 12/20/28	0.6%
Amgen, Inc., 5.25%, due 03/02/33	0.6%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.6%
Bank of America Corp., 5.29%, due 04/25/34	0.6%
Wells Fargo & Co., 3.53%, due 03/24/28	0.6%

C000047967
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio TIPS ETF
Trading Symbol	SPIP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio TIPS ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio TIPS ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 853,918,452
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$853,918,452 Number of Portfolio Holdings50 Portfolio Turnover Rate8%
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
1 to 2 Years	13.1%
2 to 3 Years	12.2%
3 to 5 Years	27.8%
5 to 10 Years	29.1%
10 to 20 Years	7.9%
20 to 30 Years	9.5%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	3.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 01/15/26	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	2.8%

C000055009
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Short Term Treasury ETF
Trading Symbol	SPTS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Short Term Treasury ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Treasury ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 5,604,310,415
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$5,604,310,415 Number of Portfolio Holdings99 Portfolio Turnover Rate27%
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	0.8%
1 to 2 Years	55.2%
2 to 3 Years	44.0%
5 to 10 Years	0.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.88%, due 05/31/26	1.9%
U.S. Treasury Notes, 4.88%, due 04/30/26	1.8%
U.S. Treasury Notes, 1.50%, due 01/31/27	1.7%
U.S. Treasury Notes, 4.63%, due 06/30/26	1.7%
U.S. Treasury Notes, 4.25%, due 01/31/26	1.7%
U.S. Treasury Notes, 4.63%, due 09/15/26	1.7%
U.S. Treasury Notes, 4.63%, due 02/28/26	1.6%
U.S. Treasury Notes, 4.50%, due 03/31/26	1.6%
U.S. Treasury Notes, 4.38%, due 08/15/26	1.6%
U.S. Treasury Notes, 4.63%, due 06/15/27	1.6%

C000047965
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Intermediate Term Treasury ETF
Trading Symbol	SPTI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Treasury ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Treasury ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 6,805,301,071
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$6,805,301,071 Number of Portfolio Holdings108 Portfolio Turnover Rate12%
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
3 to 5 Years	49.6%
5 to 10 Years	49.7%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.50%, due 11/15/33	2.4%
U.S. Treasury Notes, 2.75%, due 08/15/32	2.2%
U.S. Treasury Notes, 4.13%, due 11/15/32	2.2%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.2%
U.S. Treasury Notes, 3.38%, due 05/15/33	2.0%
U.S. Treasury Notes, 4.00%, due 02/15/34	2.0%
U.S. Treasury Notes, 4.38%, due 05/15/34	1.9%
U.S. Treasury Notes, 2.88%, due 05/15/32	1.7%
U.S. Treasury Notes, 1.25%, due 08/15/31	1.7%
U.S. Treasury Notes, 3.63%, due 05/31/28	1.6%

C000047966
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Long Term Treasury ETF
Trading Symbol	SPTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Long Term Treasury ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Treasury ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 10,424,057,614
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$10,424,057,614 Number of Portfolio Holdings90 Portfolio Turnover Rate2%
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
10 to 20 Years	43.5%
20 to 30 Years	55.5%

Top Ten Holdings

Holdings	%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.8%
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.7%
U.S. Treasury Bonds, 4.25%, due 08/15/54	2.6%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.6%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.3%
U.S. Treasury Bonds, 4.00%, due 11/15/52	2.0%
U.S. Treasury Bonds, 1.75%, due 08/15/41	1.9%
U.S. Treasury Bonds, 2.38%, due 05/15/51	1.9%
U.S. Treasury Bonds, 3.63%, due 05/15/53	1.9%
U.S. Treasury Bonds, 3.63%, due 02/15/53	1.9%

C000055010
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Short Term Corporate Bond ETF
Trading Symbol	SPSB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Short Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Corporate Bond ETF	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 8,292,226,365
Holdings Count | Holding	1,484
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$8,292,226,365 Number of Portfolio Holdings1,484 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	34.7%
Electric	4.8%
Diversified Financial Services	4.6%
Pharmaceuticals	3.9%
Auto Manufacturers	3.9%
Real Estate Investments Trusts	3.4%
Software	2.7%
Oil & Gas	2.5%
Pipelines	2.5%
Computers	2.5%

Top Ten Holdings

Holdings	%
Morgan Stanley, 1.51%, due 07/20/27	0.6%
Goldman Sachs Bank USA, 5.28%, due 03/18/27	0.5%
Bank of America Corp., 4.95%, due 07/22/28	0.4%
AbbVie, Inc., 2.95%, due 11/21/26	0.4%
Barclays PLC, 5.20%, due 05/12/26	0.4%
Microsoft Corp., 2.40%, due 08/08/26	0.4%
Apple, Inc., 2.45%, due 08/04/26	0.4%
Boeing Co., 2.20%, due 02/04/26	0.4%
Bank of America Corp., 1.73%, due 07/22/27	0.3%
T-Mobile USA, Inc., 3.75%, due 04/15/27	0.3%

C000066454
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Intermediate Term Corporate Bond ETF
Trading Symbol	SPIB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Corporate Bond ETF	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 9,854,026,676
Holdings Count | Holding	4,801
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$9,854,026,676 Number of Portfolio Holdings4,801 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	26.9%
Electric	6.9%
Real Estate Investments Trusts	4.9%
Diversified Financial Services	4.2%
Pharmaceuticals	3.7%
Telecommunications	3.2%
Pipelines	3.1%
Auto Manufacturers	3.0%
Oil & Gas	2.8%
Health Care Services	2.7%

Top Ten Holdings

Holdings	%
Bank of America Corp., 5.43%, due 08/15/35	0.2%
Bank of America Corp., 5.52%, due 10/25/35	0.2%
Morgan Stanley, 1.51%, due 07/20/27	0.2%
Goldman Sachs Group, Inc., 1.95%, due 10/21/27	0.2%
Bank of America Corp., 3.42%, due 12/20/28	0.1%
AbbVie, Inc., 3.20%, due 11/21/29	0.1%
Morgan Stanley, 6.63%, due 11/01/34	0.1%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.1%
Wells Fargo & Co., 5.71%, due 04/22/28	0.1%
Bank of America Corp., 1.73%, due 07/22/27	0.1%

C000066455
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Long Term Corporate Bond ETF
Trading Symbol	SPLB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Long Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Corporate Bond ETF	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 937,558,118
Holdings Count | Holding	3,023
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$937,558,118 Number of Portfolio Holdings3,023 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Industry

Industry	%
Electric	12.8%
Banks	8.1%
Pharmaceuticals	7.2%
Telecommunications	6.1%
Health Care Services	5.8%
Oil & Gas	4.7%
Pipelines	4.5%
Media	4.3%
Insurance	3.9%
Transportation	3.5%

Top Ten Holdings

Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.3%
UnitedHealth Group, Inc., 5.38%, due 04/15/54	0.3%
Wells Fargo & Co., 5.01%, due 04/04/51	0.2%
AbbVie, Inc., 4.25%, due 11/21/49	0.2%
Warnermedia Holdings, Inc., 5.14%, due 03/15/52	0.2%
Boeing Co., 5.81%, due 05/01/50	0.2%
CVS Health Corp., 4.78%, due 03/25/38	0.2%
AT&T, Inc., 3.55%, due 09/15/55	0.2%

C000099139
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Corporate Bond ETF
Trading Symbol	SPBO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Corporate Bond ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 1,872,104,908
Holdings Count | Holding	5,612
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,872,104,908 Number of Portfolio Holdings5,612 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	21.5%
Electric	8.2%
Pharmaceuticals	4.9%
Telecommunications	4.0%
Health Care Services	3.8%
Pipelines	3.7%
Real Estate Investments Trusts	3.6%
Diversified Financial Services	3.5%
Oil & Gas	3.3%
Insurance	3.0%

Top Ten Holdings

Holdings	%
JPMorgan Chase & Co., 5.72%, due 09/14/33	0.2%
Bank of America Corp., 5.08%, due 01/20/27	0.1%
JPMorgan Chase & Co., 1.04%, due 02/04/27	0.1%
Wells Fargo & Co., 3.20%, due 06/17/27	0.1%
AbbVie, Inc., 2.95%, due 11/21/26	0.1%
Verizon Communications, Inc., 2.10%, due 03/22/28	0.1%
General Motors Financial Co., Inc., 4.00%, due 10/06/26	0.1%
Bank of America Corp., 2.50%, due 02/13/31	0.1%
Oracle Corp., 2.88%, due 03/25/31	0.1%
Mitsubishi UFJ Financial Group, Inc., 2.85%, due 01/19/33	0.1%

C000066453
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Mortgage Backed Bond ETF
Trading Symbol	SPMB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Mortgage Backed Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Mortgage Backed Bond ETF	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 5,614,132,523
Holdings Count | Holding	2,510
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$5,614,132,523 Number of Portfolio Holdings2,510 Portfolio Turnover Rate6%
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	0.0%
1 to 2 Years	0.0%
2 to 3 Years	0.0%
3 to 5 Years	0.1%
5 to 10 Years	0.9%
10 to 20 Years	10.7%
20 to 30 Years	83.1%
Greater than 30 Years	4.4%

Top Ten Holdings

Holdings	%
Federal National Mortgage Association, 2.00%, due 02/01/52	1.4%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.3%
Federal National Mortgage Association, 2.00%, due 11/01/51	1.2%
Federal National Mortgage Association, 2.00%, due 02/01/51	1.0%
Federal National Mortgage Association, 2.00%, due 07/01/51	0.9%
Federal National Mortgage Association, 2.00%, due 01/01/51	0.8%
Federal Home Loan Mortgage Corp., due 08/01/54	0.8%
Federal National Mortgage Association, 4.50%, due 08/01/52	0.8%
Federal Home Loan Mortgage Corp., 2.00%, due 11/01/51	0.7%
Federal Home Loan Mortgage Corp., 5.50%, due 03/01/54	0.7%

C000047971
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Aggregate Bond ETF
Trading Symbol	SPAB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Aggregate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Aggregate Bond ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 8,275,765,776
Holdings Count | Holding	7,821
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$8,275,765,776 Number of Portfolio Holdings7,821 Portfolio Turnover Rate8%
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	0.0%
1 to 2 Years	11.6%
2 to 3 Years	8.7%
3 to 5 Years	15.6%
5 to 10 Years	19.2%
10 to 20 Years	11.3%
20 to 30 Years	30.2%
Greater than 30 Years	2.2%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.2%
U.S. Government Agency Obligations	26.4%
Corporate Bonds & Notes	24.6%
Short-Term Investments	6.5%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.5%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.1%

C000113018
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio High Yield Bond ETF
Trading Symbol	SPHY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio High Yield Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio High Yield Bond ETF	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 6,715,159,166
Holdings Count | Holding	1,916
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$6,715,159,166 Number of Portfolio Holdings1,916 Portfolio Turnover Rate25%
Holdings [Text Block]

Top Ten Industry

Industry	%
Media	7.8%
Oil & Gas	5.7%
Telecommunications	5.6%
Retail	5.3%
Commercial Services	5.1%
Diversified Financial Services	4.8%
Pipelines	4.8%
Health care Services	4.0%
Real Estate Investments Trusts	3.6%
Electric	2.9%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.3%
Medline Borrower LP, 3.88%, due 04/01/29	0.3%
DISH Network Corp., 11.75%, due 11/15/27	0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
TransDigm, Inc., 6.38%, due 03/01/29	0.3%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 02/15/28	0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.2%

C000249829
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Treasury ETF
Trading Symbol	SPTB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio Treasury ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Treasury ETF	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 80,715,052
Holdings Count | Holding	273
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$80,715,052 Number of Portfolio Holdings273 Portfolio Turnover Rate11%
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
1 to 2 Years	19.2%
2 to 3 Years	14.5%
3 to 5 Years	22.9%
5 to 10 Years	23.4%
10 to 20 Years	8.2%
20 to 30 Years	11.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.0%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.0%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.9%
U.S. Treasury Notes, 4.13%, due 11/15/32	0.9%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.8%
U.S. Treasury Notes, 1.25%, due 08/15/31	0.8%
U.S. Treasury Notes, 3.38%, due 05/15/33	0.8%
U.S. Treasury Notes, 2.88%, due 05/15/32	0.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	0.8%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.8%

C000235432
Shareholder Report [Line Items]
Fund Name	SPDR MSCI USA Climate Paris Aligned ETF
Trading Symbol	NZUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI USA Climate Paris Aligned ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Climate Paris Aligned ETF	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 2,549,377
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,549,377 Number of Portfolio Holdings218 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	13.9%
Software	11.5%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Automobiles	5.0%
Specialized REITs	4.6%
Financial Services	4.4%
Pharmaceuticals	4.4%
Broadline Retail	4.3%
Capital Markets	4.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.1%
Apple, Inc.	7.5%
Microsoft Corp.	6.7%
Tesla, Inc.	4.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.5%
Equinix, Inc.	2.3%
Digital Realty Trust, Inc.	2.1%
Visa, Inc., Class A	2.1%

C000104492
Shareholder Report [Line Items]
Fund Name	SPDR S&P 1500 Value Tilt ETF
Trading Symbol	VLU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P 1500 Value Tilt ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Value Tilt ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 379,165,659
Holdings Count | Holding	1,442
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$379,165,659 Number of Portfolio Holdings1,442 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	9.1%
Oil, Gas & Consumable Fuels	7.4%
Health Care Providers & Services	4.1%
Insurance	4.1%
Financial Services	4.0%
Interactive Media & Services	4.0%
Capital Markets	3.6%
Consumer Staples Distribution & Retail	3.5%
Technology Hardware, Storage & Peripherals	3.4%
Diversified Telecommunication Services	3.0%

Top Ten Holdings

Holdings	%
Apple, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.4%
Amazon.com, Inc.	2.3%
Walmart, Inc.	2.0%
Exxon Mobil Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.5%
Bank of America Corp.	1.5%
Verizon Communications, Inc.	1.5%
Microsoft Corp.	1.5%

C000104493
Shareholder Report [Line Items]
Fund Name	SPDR S&P 1500 Momentum Tilt ETF
Trading Symbol	MMTM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P 1500 Momentum Tilt ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Momentum Tilt ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 148,349,072
Holdings Count | Holding	1,459
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$148,349,072 Number of Portfolio Holdings1,459 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	18.8%
Technology Hardware, Storage & Peripherals	7.1%
Software	7.1%
Interactive Media & Services	7.1%
Banks	5.1%
Broadline Retail	4.4%
Capital Markets	4.0%
Financial Services	3.1%
Consumer Staples Distribution & Retail	2.5%
Pharmaceuticals	2.2%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	11.8%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	4.1%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%
Alphabet, Inc., Class A	1.7%
Tesla, Inc.	1.3%

C000123372
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Large Cap Low Volatility Index ETF
Trading Symbol	LGLV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA US Large Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Large Cap Low Volatility Index ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 786,927,132
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$786,927,132 Number of Portfolio Holdings164 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Ten Industry

Industry	%
Insurance	12.6%
Multi-Utilities	6.1%
Residential REITs	6.0%
Professional Services	4.6%
Machinery	4.2%
Capital Markets	3.9%
Software	3.5%
Electric Utilities	3.3%
Oil, Gas & Consumable Fuels	3.2%
Specialty Retail	3.1%

Top Ten Holdings

Holdings	%
Walmart, Inc.	1.4%
Colgate-Palmolive Co.	1.3%
Xcel Energy, Inc.	1.2%
PepsiCo, Inc.	1.2%
Public Service Enterprise Group, Inc.	1.1%
Air Products & Chemicals, Inc.	1.1%
Linde PLC	1.1%
General Mills, Inc.	1.1%
Duke Energy Corp.	1.1%
AvalonBay Communities, Inc.	1.1%

C000123373
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Small Cap Low Volatility Index ETF
Trading Symbol	SMLV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA US Small Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Small Cap Low Volatility Index ETF	$7	0.12%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.12%
AssetsNet	$ 204,086,174
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$204,086,174 Number of Portfolio Holdings413 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	49.4%
Insurance	7.8%
Capital Markets	6.3%
Financial Services	4.6%
Machinery	1.7%
Consumer Finance	1.6%
Oil, Gas & Consumable Fuels	1.6%
Electronic Equipment, Instruments & Components	1.4%
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%

Top Ten Holdings

Holdings	%
PJT Partners, Inc., Class A	2.0%
Hanover Insurance Group, Inc.	1.7%
Virtu Financial, Inc., Class A	1.6%
Nelnet, Inc., Class A	1.6%
Community Financial System, Inc.	1.6%
Old National Bancorp	1.5%
NBT Bancorp, Inc.	1.4%
Park National Corp.	1.4%
City Holding Co.	1.2%
Enstar Group Ltd.	1.2%

C000220766
Shareholder Report [Line Items]
Fund Name	SPDR S&P 500 ESG ETF
Trading Symbol	EFIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P 500 ESG ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 ESG ETF	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 1,726,431,290
Holdings Count | Holding	316
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,726,431,290 Number of Portfolio Holdings316 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	11.9%
Technology Hardware, Storage & Peripherals	11.0%
Software	10.6%
Interactive Media & Services	5.7%
Banks	4.1%
Capital Markets	3.8%
Financial Services	3.7%
Oil, Gas & Consumable Fuels	3.5%
Automobiles	3.4%
Pharmaceuticals	3.0%

Top Ten Holdings

Holdings	%
Apple, Inc.	10.8%
NVIDIA Corp.	9.4%
Microsoft Corp.	8.9%
Tesla, Inc.	3.2%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C	2.6%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.6%
Exxon Mobil Corp.	1.3%

C000231370
Shareholder Report [Line Items]
Fund Name	SPDR S&P SmallCap 600 ESG ETF
Trading Symbol	ESIX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P SmallCap 600 ESG ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P SmallCap 600 ESG ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 7,070,606
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$7,070,606 Number of Portfolio Holdings372 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	10.8%
Machinery	5.0%
Software	4.4%
Health Care Equipment & Supplies	4.1%
Household Durables	3.7%
Financial Services	3.7%
Electronic Equipment, Instruments & Components	3.7%
Insurance	3.1%
Semiconductors & Semiconductor Equipment	2.9%
Chemicals	2.8%

Top Ten Holdings

Holdings	%
Glaukos Corp.	1.0%
Alaska Air Group, Inc.	1.0%
ATI, Inc.	0.9%
SPS Commerce, Inc.	0.8%
SPX Technologies, Inc.	0.8%
Jackson Financial, Inc., Class A	0.8%
Badger Meter, Inc.	0.7%
Armstrong World Industries, Inc.	0.7%
Mr. Cooper Group, Inc.	0.7%
Brinker International, Inc.	0.7%

C000019043
Shareholder Report [Line Items]
Fund Name	SPDR S&P 600 Small Cap Growth ETF
Trading Symbol	SLYG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P 600 Small Cap Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Growth ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 3,628,243,124
Holdings Count | Holding	342
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,628,243,124 Number of Portfolio Holdings342 Portfolio Turnover Rate41%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	6.9%
Software	6.5%
Health Care Equipment & Supplies	5.8%
Machinery	5.6%
Capital Markets	3.9%
Electronic Equipment, Instruments & Components	3.7%
Biotechnology	3.6%
Building Products	3.5%
Hotels, Restaurants & Leisure	3.0%
Health Care Providers & Services	2.9%

Top Ten Holdings

Holdings	%
Glaukos Corp.	1.2%
Alaska Air Group, Inc.	1.2%
ATI, Inc.	1.1%
SPS Commerce, Inc.	1.0%
SPX Technologies, Inc.	1.0%
Badger Meter, Inc.	0.9%
Armstrong World Industries, Inc.	0.9%
CSW Industrials, Inc.	0.9%
Brinker International, Inc.	0.9%
Moog, Inc., Class A	0.8%

C000019027
Shareholder Report [Line Items]
Fund Name	SPDR S&P 600 Small Cap Value ETF
Trading Symbol	SLYV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P 600 Small Cap Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Value ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 3,972,617,963
Holdings Count | Holding	465
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,972,617,963 Number of Portfolio Holdings465 Portfolio Turnover Rate33%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	11.6%
Specialty Retail	6.2%
Semiconductors & Semiconductor Equipment	3.9%
Household Durables	3.8%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.2%
Electronic Equipment, Instruments & Components	3.2%
Insurance	3.0%
Machinery	2.9%
Health Care Providers & Services	2.5%

Top Ten Holdings

Holdings	%
Robert Half, Inc.	1.1%
VF Corp.	1.1%
Qorvo, Inc.	1.0%
Jackson Financial, Inc., Class A	1.0%
Mr. Cooper Group, Inc.	0.9%
Meritage Homes Corp.	0.8%
Lincoln National Corp.	0.8%
Air Lease Corp.	0.8%
Asbury Automotive Group, Inc.	0.7%
Boise Cascade Co.	0.7%

C000019040
Shareholder Report [Line Items]
Fund Name	SPDR S&P 400 Mid Cap Growth ETF
Trading Symbol	MDYG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Growth ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 2,761,456,267
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,761,456,267 Number of Portfolio Holdings239 Portfolio Turnover Rate32%
Holdings [Text Block]

Top Ten Industry

Industry	%
Specialty Retail	6.1%
Software	5.6%
Capital Markets	5.6%
Hotels, Restaurants & Leisure	5.2%
Machinery	5.0%
Biotechnology	4.4%
Banks	4.2%
Construction & Engineering	3.8%
Building Products	3.5%
Insurance	3.4%

Top Ten Holdings

Holdings	%
Williams-Sonoma, Inc.	1.6%
EMCOR Group, Inc.	1.4%
Interactive Brokers Group, Inc., Class A	1.3%
Pure Storage, Inc., Class A	1.3%
DocuSign, Inc.	1.2%
Burlington Stores, Inc.	1.2%
Carlisle Cos., Inc.	1.1%
RB Global, Inc.	1.1%
Manhattan Associates, Inc.	1.1%
Dynatrace, Inc.	1.1%

C000019041
Shareholder Report [Line Items]
Fund Name	SPDR S&P 400 Mid Cap Value ETF
Trading Symbol	MDYV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Value ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 2,864,155,492
Holdings Count | Holding	301
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,864,155,492 Number of Portfolio Holdings301 Portfolio Turnover Rate29%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	9.0%
Insurance	5.8%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.8%
Electronic Equipment, Instruments & Components	3.7%
Specialty Retail	3.4%
Metals & Mining	3.3%
Life Sciences Tools & Services	2.8%
Consumer Staples Distribution & Retail	2.8%
Chemicals	2.8%

Top Ten Holdings

Holdings	%
Expand Energy Corp.	1.5%
U.S. Foods Holding Corp.	1.1%
Flex Ltd.	1.0%
Fidelity National Financial, Inc.	1.0%
Reliance, Inc.	1.0%
Avantor, Inc.	1.0%
Reinsurance Group of America, Inc.	1.0%
Performance Food Group Co.	0.9%
BioMarin Pharmaceutical, Inc.	0.9%
Unum Group	0.9%

C000162940
Shareholder Report [Line Items]
Fund Name	SPDR Russell 1000 Yield Focus ETF
Trading Symbol	ONEY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Russell 1000 Yield Focus ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Yield Focus ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 774,412,803
Holdings Count | Holding	292
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$774,412,803 Number of Portfolio Holdings292 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industry

Industry	%
Oil, Gas & Consumable Fuels	6.5%
Food Products	5.9%
Electric Utilities	5.7%
Machinery	5.2%
Multi-Utilities	4.4%
Banks	4.1%
Chemicals	3.9%
Pharmaceuticals	3.9%
Consumer Staples Distribution & Retail	3.7%
Specialized REITs	3.6%

Top Ten Holdings

Holdings	%
Bristol-Myers Squibb Co.	2.7%
Gilead Sciences, Inc.	1.6%
Altria Group, Inc.	1.5%
PACCAR, Inc.	1.2%
Cummins, Inc.	1.2%
Sysco Corp.	1.2%
Ford Motor Co.	1.1%
Diamondback Energy, Inc.	1.1%
Cardinal Health, Inc.	1.1%
Cognizant Technology Solutions Corp., Class A	1.1%

C000162941
Shareholder Report [Line Items]
Fund Name	SPDR Russell 1000 Momentum Focus ETF
Trading Symbol	ONEO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Russell 1000 Momentum Focus ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Momentum Focus ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 88,986,331
Holdings Count | Holding	916
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$88,986,331 Number of Portfolio Holdings916 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Ten Industry

Industry	%
Insurance	5.8%
Software	5.3%
Health Care Providers & Services	4.7%
Hotels, Restaurants & Leisure	4.4%
Machinery	3.8%
Specialty Retail	3.3%
Capital Markets	3.2%
Semiconductors & Semiconductor Equipment	3.1%
Electric Utilities	2.9%
Professional Services	2.9%

Top Ten Holdings

Holdings	%
McKesson Corp.	0.9%
Arch Capital Group Ltd.	0.7%
Cardinal Health, Inc.	0.7%
Delta Air Lines, Inc.	0.7%
United Airlines Holdings, Inc.	0.6%
First Citizens BancShares, Inc., Class A	0.6%
General Motors Co.	0.6%
Synchrony Financial	0.6%
Jabil, Inc.	0.6%
Hewlett Packard Enterprise Co.	0.6%

C000162942
Shareholder Report [Line Items]
Fund Name	SPDR Russell 1000 Low Volatility Focus ETF
Trading Symbol	ONEV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Russell 1000 Low Volatility Focus ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Low Volatility Focus ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 578,873,562
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$578,873,562 Number of Portfolio Holdings432 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industry

Industry	%
Insurance	7.2%
Health Care Providers & Services	6.4%
Machinery	5.3%
Capital Markets	4.2%
Electric Utilities	3.9%
Professional Services	3.8%
Food Products	3.7%
Specialty Retail	3.2%
Multi-Utilities	3.2%
IT Services	3.2%

Top Ten Holdings

Holdings	%
Bristol-Myers Squibb Co.	1.5%
Cognizant Technology Solutions Corp., Class A	1.5%
Cardinal Health, Inc.	1.1%
Gilead Sciences, Inc.	0.9%
Arch Capital Group Ltd.	0.9%
O'Reilly Automotive, Inc.	0.7%
AutoZone, Inc.	0.7%
Electronic Arts, Inc.	0.7%
Cummins, Inc.	0.7%
Humana, Inc.	0.7%

C000205413
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Clean Power ETF
Trading Symbol	CNRG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Kensho Clean Power ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Clean Power ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 157,794,391
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$157,794,391 Number of Portfolio Holdings43 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Ten Industry

Industry	%
Electrical Equipment	36.1%
Semiconductors & Semiconductor Equipment	20.2%
Independent Power Producers & Energy Traders	13.0%
Electric Utilities	11.8%
Construction & Engineering	7.7%
Machinery	3.1%
Electronic Equipment, Instruments & Components	2.1%
Automobiles	2.0%
Diversified Consumer Services	2.0%
Building Products	1.8%

Top Ten Holdings

Holdings	%
Eos Energy Enterprises, Inc.	4.9%
Shoals Technologies Group, Inc., Class A	3.9%
Daqo New Energy Corp.ADR	3.5%
Array Technologies, Inc.	3.4%
ALLETE, Inc.	3.2%
NEXTracker, Inc., Class A	3.2%
NextEra Energy, Inc.	3.1%
GE Vernova, Inc.	3.1%
AES Corp.	3.1%
Constellation Energy Corp.	3.1%

C000195381
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Intelligent Structures ETF
Trading Symbol	SIMS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Kensho Intelligent Structures ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Intelligent Structures ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 10,258,406
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$10,258,406 Number of Portfolio Holdings47 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Ten Industry

Industry	%
Electrical Equipment	17.7%
Machinery	12.4%
Electronic Equipment, Instruments & Components	10.5%
Building Products	8.6%
Semiconductors & Semiconductor Equipment	6.7%
Software	6.5%
Commercial Services & Supplies	6.0%
Oil, Gas & Consumable Fuels	5.5%
Professional Services	3.6%
Diversified Consumer Services	3.0%

Top Ten Holdings

Holdings	%
Shoals Technologies Group, Inc., Class A	3.8%
Veralto Corp.	3.1%
Silicon Laboratories, Inc.	3.0%
Itron, Inc.	3.0%
Tetra Tech, Inc.	3.0%
Bloom Energy Corp., Class A	3.0%
Xylem, Inc.	3.0%
Johnson Controls International PLC	3.0%
ADT, Inc.	2.9%
Carrier Global Corp.	2.9%

C000195382
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Smart Mobility ETF
Trading Symbol	HAIL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Kensho Smart Mobility ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Smart Mobility ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 24,436,905
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$24,436,905 Number of Portfolio Holdings74 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Ten Industry

Industry	%
Automobiles	20.0%
Auto Components	17.4%
Semiconductors & Semiconductor Equipment	15.9%
Electronic Equipment, Instruments & Components	9.6%
Machinery	7.5%
Aerospace & Defense	6.1%
Ground Transportation	5.6%
Electrical Equipment	5.3%
Software	3.5%
Communications Equipment	1.5%

Top Ten Holdings

Holdings	%
Red Cat Holdings, Inc.	3.0%
Ouster, Inc.	2.2%
Lucid Group, Inc.	2.1%
Hesai Group ADR	2.1%
Mobileye Global, Inc., Class A	2.0%
Honda Motor Co. Ltd. ADR	1.9%
Li Auto, Inc. ADR	1.8%
EHang Holdings Ltd. ADR	1.8%
Aptiv PLC	1.8%
General Motors Co.	1.8%

C000195383
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Future Security ETF
Trading Symbol	FITE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Kensho Future Security ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Future Security ETF	$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
AssetsNet	$ 82,460,454
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$82,460,454 Number of Portfolio Holdings67 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Industry

Industry	%
Software	29.8%
Aerospace & Defense	29.3%
Electronic Equipment, Instruments & Components	10.8%
Communications Equipment	8.1%
Professional Services	7.3%
IT Services	4.7%
Semiconductors & Semiconductor Equipment	2.1%
Life Sciences Tools & Services	1.7%
Energy Equipment & Services	1.6%
Diversified Telecommunication Services	1.6%

Top Ten Holdings

Holdings	%
Red Cat Holdings, Inc.	3.0%
BlackBerry Ltd.	2.3%
Broadcom, Inc.	2.1%
Rocket Lab USA, Inc.	1.8%
Boeing Co.	1.8%
CyberArk Software Ltd.	1.7%
Planet Labs PBC	1.7%
Cisco Systems, Inc.	1.7%
Juniper Networks, Inc.	1.7%
AeroVironment, Inc.	1.7%

C000205415
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho New Economies Composite ETF
Trading Symbol	KOMP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Kensho New Economies Composite ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho New Economies Composite ETF	$11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
AssetsNet	$ 2,086,679,689
Holdings Count | Holding	447
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,086,679,689 Number of Portfolio Holdings447 Portfolio Turnover Rate19%
Holdings [Text Block]

Top Ten Industry

Industry	%
Software	15.2%
Aerospace & Defense	11.7%
Electronic Equipment, Instruments & Components	7.6%
Health Care Equipment & Supplies	6.5%
Financial Services	5.9%
Semiconductors & Semiconductor Equipment	4.4%
Interactive Media & Services	4.1%
Consumer Finance	3.7%
Machinery	3.4%
Professional Services	3.1%

Top Ten Holdings

Holdings	%
Teledyne Technologies, Inc.	1.2%
Elbit Systems Ltd.	1.1%
Intuitive Machines, Inc.	1.1%
Parsons Corp.	1.0%
Red Cat Holdings, Inc.	1.0%
OSI Systems, Inc.	0.9%
LexinFintech Holdings Ltd.	0.9%
Bruker Corp.	0.9%
Leidos Holdings, Inc.	0.8%
Rocket Lab USA, Inc.	0.8%

C000205414
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Final Frontiers ETF
Trading Symbol	ROKT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Kensho Final Frontiers ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Final Frontiers ETF	$26	0.45%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.45%
AssetsNet	$ 19,881,680
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$19,881,680 Number of Portfolio Holdings34 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Industry

Industry	%
Aerospace & Defense	54.8%
Electronic Equipment, Instruments & Components	11.4%
Professional Services	6.8%
Energy Equipment & Services	6.3%
Machinery	5.3%
Industrial Conglomerates	4.0%
Diversified Telecommunication Services	3.8%
Semiconductors & Semiconductor Equipment	2.6%
Containers & Packaging	2.5%
Communications Equipment	2.4%

Top Ten Holdings

Holdings	%
Intuitive Machines, Inc.	6.2%
Rocket Lab USA, Inc.	4.4%
Boeing Co.	4.3%
RTX Corp.	4.0%
Hexcel Corp.	4.0%
Northrop Grumman Corp.	4.0%
Honeywell International, Inc.	4.0%
Teledyne Technologies, Inc.	3.9%
Lockheed Martin Corp.	3.9%
Oceaneering International, Inc.	3.8%

C000019036
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 500 ETF
Trading Symbol	SPLG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 500 ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 ETF	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 53,583,444,173
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$53,583,444,173 Number of Portfolio Holdings506 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.4%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.2%
Banks	3.4%
Capital Markets	3.2%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

C000019039
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 400 Mid Cap ETF
Trading Symbol	SPMD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 400 Mid Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 400 Mid Cap ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 12,042,829,698
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$12,042,829,698 Number of Portfolio Holdings403 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	6.6%
Machinery	4.9%
Specialty Retail	4.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Capital Markets	3.8%
Software	3.7%
Hotels, Restaurants & Leisure	3.3%
Electronic Equipment, Instruments & Components	3.1%
Biotechnology	2.8%

Top Ten Holdings

Holdings	%
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.7%
Pure Storage, Inc., Class A	0.7%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%

C000019030
Shareholder Report [Line Items]
Fund Name	SPDR S&P Bank ETF
Trading Symbol	KBE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Bank ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Bank ETF	$20	0.35%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,352,008,622
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,352,008,622 Number of Portfolio Holdings98 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Industry

Industry	%
Banks	82.6%
Financial Services	14.9%
Capital Markets	2.3%

Top Ten Holdings

Holdings	%
First Citizens BancShares, Inc., Class A	1.2%
Mr. Cooper Group, Inc.	1.2%
Equitable Holdings, Inc.	1.2%
Corebridge Financial, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Wells Fargo & Co.	1.2%
Essent Group Ltd.	1.2%
Citigroup, Inc.	1.2%
First Horizon Corp.	1.2%
Northern Trust Corp.	1.2%

C000019034
Shareholder Report [Line Items]
Fund Name	SPDR S&P Dividend ETF
Trading Symbol	SDY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Dividend ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Dividend ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 20,144,700,951
Holdings Count | Holding	136
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$20,144,700,951 Number of Portfolio Holdings136 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Industry

Industry	%
Electric Utilities	9.2%
Machinery	6.8%
Household Products	5.7%
Chemicals	5.1%
Insurance	5.0%
Food Products	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Oil, Gas & Consumable Fuels	3.8%
Consumer Staples Distribution & Retail	3.6%
Multi-Utilities	3.5%

Top Ten Holdings

Holdings	%
Chevron Corp.	2.2%
Realty Income Corp.	2.2%
Xcel Energy, Inc.	1.8%
Edison International	1.7%
WEC Energy Group, Inc.	1.7%
Kenvue, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
International Business Machines Corp.	1.6%
AbbVie, Inc.	1.5%
Archer-Daniels-Midland Co.	1.5%

C000128125
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 600 Small Cap ETF
Trading Symbol	SPSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 600 Small Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 600 Small Cap ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 12,387,107,983
Holdings Count | Holding	610
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$12,387,107,983 Number of Portfolio Holdings610 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Ten Industry

Industry	%
Banks	9.2%
Machinery	4.2%
Specialty Retail	4.0%
Software	4.0%
Health Care Equipment & Supplies	3.8%
Electronic Equipment, Instruments & Components	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Household Durables	3.2%
Health Care Providers & Services	2.7%
Capital Markets	2.7%

Top Ten Holdings

Holdings	%
Bath & Body Works, Inc.	0.6%
Glaukos Corp.	0.6%
Alaska Air Group, Inc.	0.6%
ATI, Inc.	0.6%
Robert Half, Inc.	0.5%
VF Corp.	0.5%
SPS Commerce, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%

C000160602
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 500 High Dividend ETF
Trading Symbol	SPYD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 500 High Dividend ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 High Dividend ETF	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 6,648,127,739
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$6,648,127,739 Number of Portfolio Holdings83 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Ten Industry

Industry	%
Electric Utilities	14.0%
Banks	11.6%
Retail REITs	6.5%
Food Products	6.3%
Residential REITs	6.3%
Oil, Gas & Consumable Fuels	5.7%
Capital Markets	5.0%
Specialized REITs	4.6%
Pharmaceuticals	3.9%
Health Care REITs	3.5%

Top Ten Holdings

Holdings	%
Kellanova	1.7%
Entergy Corp.	1.6%
Kinder Morgan, Inc.	1.6%
Williams Cos., Inc.	1.5%
Bristol-Myers Squibb Co.	1.5%
Gilead Sciences, Inc.	1.5%
Morgan Stanley	1.5%
ONEOK, Inc.	1.5%
Xcel Energy, Inc.	1.4%
International Business Machines Corp.	1.4%

C000019037
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 500 Growth ETF
Trading Symbol	SPYG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 500 Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Growth ETF	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 34,048,002,552
Holdings Count | Holding	210
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$34,048,002,552 Number of Portfolio Holdings210 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	17.7%
Software	13.1%
Interactive Media & Services	12.7%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	6.4%
Broadline Retail	4.7%
Automobiles	4.4%
Consumer Staples Distribution & Retail	2.6%
Pharmaceuticals	2.3%
Hotels, Restaurants & Leisure	2.3%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	12.7%
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	4.6%
Tesla, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Broadcom, Inc.	4.2%
Alphabet, Inc., Class C	3.5%
Eli Lilly & Co.	2.4%

C000244514
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P Sector Neutral Dividend ETF
Trading Symbol	SPDG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio S&P Sector Neutral Dividend ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P Sector Neutral Dividend ETF	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 8,278,741
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$8,278,741 Number of Portfolio Holdings271 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	19.1%
Diversified Telecommunication Services	7.3%
Banks	6.6%
Specialty Retail	6.0%
IT Services	5.1%
Capital Markets	4.9%
Pharmaceuticals	3.7%
Software	3.3%
Oil, Gas & Consumable Fuels	3.2%
Hotels, Restaurants & Leisure	3.2%

Top Ten Holdings

Holdings	%
Broadcom, Inc.	13.1%
Verizon Communications, Inc.	7.2%
Home Depot, Inc.	4.0%
Oracle Corp.	3.1%
Cisco Systems, Inc.	2.7%
Accenture PLC, Class A	2.6%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.1%
QUALCOMM, Inc.	2.1%
Texas Instruments, Inc.	2.1%

C000019038
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 500 Value ETF
Trading Symbol	SPYV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 500 Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Value ETF	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 24,584,564,388
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$24,584,564,388 Number of Portfolio Holdings403 Portfolio Turnover Rate29%
Holdings [Text Block]

Top Ten Industry

Industry	%
Technology Hardware, Storage & Peripherals	9.1%
Software	7.5%
Banks	5.4%
Oil, Gas & Consumable Fuels	5.4%
Semiconductors & Semiconductor Equipment	4.7%
Capital Markets	4.7%
Health Care Providers & Services	4.1%
Pharmaceuticals	4.0%
Broadline Retail	3.6%
Health Care Equipment & Supplies	2.8%

Top Ten Holdings

Holdings	%
Apple, Inc.	8.5%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Exxon Mobil Corp.	2.0%
UnitedHealth Group, Inc.	1.9%
Berkshire Hathaway, Inc., Class A	1.8%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.5%
Bank of America Corp.	1.2%
JPMorgan Chase & Co.	1.2%

C000019029
Shareholder Report [Line Items]
Fund Name	SPDR Dow Jones REIT ETF
Trading Symbol	RWR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Dow Jones REIT ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones REIT ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,828,796,358
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,828,796,358 Number of Portfolio Holdings106 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Industry

Industry	%
Specialized REITs	22.6%
Residential REITs	19.2%
Retail REITs	18.5%
Industrial REITs	14.1%
Health Care REITs	13.5%
Office REITs	5.0%
Hotel & Resort REITs	3.6%
Diversified REITs	2.7%

Top Ten Holdings

Holdings	%
Prologis, Inc.	9.4%
Equinix, Inc.	8.7%
Welltower, Inc.	4.6%
Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.5%
Digital Realty Trust, Inc.	4.4%
Public Storage	4.3%
Extra Space Storage, Inc.	3.3%
AvalonBay Communities, Inc.	3.2%
Ventas, Inc.	2.5%

C000019026
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 1500 Composite Stock Market ETF
Trading Symbol	SPTM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 1500 Composite Stock Market ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 9,725,121,033
Holdings Count | Holding	1,516
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$9,725,121,033 Number of Portfolio Holdings1,516 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	10.7%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.3%
Interactive Media & Services	6.1%
Financial Services	4.2%
Broadline Retail	3.9%
Banks	3.7%
Capital Markets	3.2%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.9%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.0%
NVIDIA Corp.	6.1%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%

C000027707
Shareholder Report [Line Items]
Fund Name	SPDR S&P Homebuilders ETF
Trading Symbol	XHB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Homebuilders ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Homebuilders ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,849,860,055
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,849,860,055 Number of Portfolio Holdings37 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Industry

Industry	%
Homebuilding	48.9%
Building Products	37.2%
Home Improvement Retail	10.2%
Homefurnishing Retail	3.7%

Top Ten Holdings

Holdings	%
Williams-Sonoma, Inc.	3.6%
Johnson Controls International PLC	3.5%
A.O. Smith Corp.	3.5%
Allegion PLC	3.5%
Lennox International, Inc.	3.5%
Carrier Global Corp.	3.5%
NVR, Inc.	3.5%
Home Depot, Inc.	3.5%
Trane Technologies PLC	3.5%
Lowe's Cos., Inc.	3.4%

C000027706
Shareholder Report [Line Items]
Fund Name	SPDR S&P Biotech ETF
Trading Symbol	XBI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Biotech ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Biotech ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 6,330,687,415
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$6,330,687,415 Number of Portfolio Holdings144 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Industry

Industry	%
Biotechnology	99.9%
Pharmaceuticals	0.1%

Top Ten Holdings

Holdings	%
Neurocrine Biosciences, Inc.	2.6%
AbbVie, Inc.	2.4%
Gilead Sciences, Inc.	2.4%
BioMarin Pharmaceutical, Inc.	2.4%
United Therapeutics Corp.	2.3%
Biogen, Inc.	2.3%
Moderna, Inc.	2.3%
Sarepta Therapeutics, Inc.	2.3%
Amgen, Inc.	2.3%
Incyte Corp.	2.3%

C000033534
Shareholder Report [Line Items]
Fund Name	SPDR S&P Aerospace & Defense ETF
Trading Symbol	XAR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Aerospace & Defense ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Aerospace & Defense ETF	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,644,815,668
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,644,815,668 Number of Portfolio Holdings36 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Industry

Industry	%
Aerospace & Defense	99.8%

Top Ten Holdings

Holdings	%
Rocket Lab USA, Inc.	4.8%
Boeing Co.	4.7%
TransDigm Group, Inc.	4.5%
AeroVironment, Inc.	4.4%
General Dynamics Corp.	4.4%
RTX Corp.	4.4%
General Electric Co.	4.3%
Northrop Grumman Corp.	4.3%
Huntington Ingalls Industries, Inc.	4.3%
Lockheed Martin Corp.	4.2%

C000033535
Shareholder Report [Line Items]
Fund Name	SPDR S&P Oil & Gas Exploration & Production ETF
Trading Symbol	XOP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Oil & Gas Exploration & Production ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Exploration & Production ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,203,790,102
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,203,790,102 Number of Portfolio Holdings56 Portfolio Turnover Rate19%
Holdings [Text Block]

Top Industry

Industry	%
Oil, Gas & Consumable Fuels	99.8%

Top Ten Holdings

Holdings	%
Antero Resources Corp.	3.1%
APA Corp.	3.0%
Occidental Petroleum Corp.	2.9%
EQT Corp.	2.9%
Coterra Energy, Inc.	2.9%
Range Resources Corp.	2.9%
Diamondback Energy, Inc.	2.9%
Expand Energy Corp.	2.9%
Matador Resources Co.	2.8%
Chord Energy Corp.	2.8%

C000033541
Shareholder Report [Line Items]
Fund Name	SPDR S&P Regional Banking ETF
Trading Symbol	KRE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR S&P Regional Banking ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Regional Banking ETF	$20	0.35%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%
AssetsNet	$ 5,085,364,579
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$5,085,364,579 Number of Portfolio Holdings145 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Industry

Industry	%
Banks	99.7%

Top Ten Holdings

Holdings	%
Truist Financial Corp.	4.2%
Citizens Financial Group, Inc.	4.2%
Huntington Bancshares, Inc.	4.1%
M&T Bank Corp.	4.1%
Regions Financial Corp.	4.1%
First Horizon Corp.	3.6%
Western Alliance Bancorp	3.4%
Zions Bancorp NA	2.4%
East West Bancorp, Inc.	2.3%
Synovus Financial Corp.	2.2%